Vessel Revenue and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Revenue and Voyage Expenses [Abstract]
Income Derived from Time Charters
The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Vessel revenues from spot charters, net of commissions	-	-	28,264
Vessel revenues from time charters, net of commissions	107,036	122,629	124,844
Total	107,036	122,629	153,108

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2023, 2022 and 2021 were:

Customer	2023	2022	2021
A	28%	24%	15%
B	25%	17%	23%
C	18%	18%	13%
D	12%	15%	11%
E	-	-	10%
Total	83%	74%	72%

Voyage Expenses from Time Charters
The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Voyage expenses from spot charters	-	-	13,465
Voyage expenses from time charters	2,851	4,293	3,004
Total	2,851	4,293	16,469